SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Cumulative Effect of Changes Made to Balance Sheet for Adoption of New Standard (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Deferred contract costs, prepaid expenses and other current assets	$ 21,853		$ 37,772
Total current assets	160,155		166,813
Total assets	177,435		187,044
Deferred Revenue	3,947		7,286
Customer advances	561		21,828
Total current liabilities	69,793		88,264
Total Liabilities	75,269		96,052
Accumulated earnings	(1,212,790)		(1,226,173)
Total stockholders' equity	102,166		90,992
Total liabilities and stockholders' equity	177,435		$ 187,044
ASU 2014-09
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Deferred contract costs, prepaid expenses and other current assets		$ 27,926
Total current assets		156,967
Total assets		177,198
Deferred Revenue		4,743
Customer advances		6,605
Total current liabilities		69,855
Total Liabilities		77,643
Accumulated earnings		(1,217,610)
Total stockholders' equity		99,555
Total liabilities and stockholders' equity		177,198
ASU 2014-09 | Adjustment Due to Adoption of ASC 606
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Deferred contract costs, prepaid expenses and other current assets	51,267	(9,846)
Total current assets		(9,846)
Total assets		(9,846)
Deferred Revenue	121	(2,543)
Customer advances	(26,021)	(15,223)
Total current liabilities		(18,409)
Total Liabilities		(18,409)
Accumulated earnings	$ 4,239	8,563
Total stockholders' equity		8,563
Total liabilities and stockholders' equity		$ (9,846)